Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross proceeds from exercise of options		$ 2,900	$ 3,700
Weighted average exercise price of stock options exercised (in dollars per share)		$ 1.51
Compensation expense		$ 10,011	4,563
Unrecognized compensation expense		$ 17,400
Unrecognized compensation expense of option awards, period of recognition		4 years
Compensation expense capitalized to inventory		$ 1,200	200
Cost of goods sold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense		3,600	2,500
Deferred Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense		13,733	20,701
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense		10,000	4,600
Unrecognized compensation expense		$ 8,900
Unrecognized compensation expense of other equity awards, period of recognition		4 years
Capitalized compensation expense		$ 1,700	$ 1,200
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)		4 years
Number of shares issued under the plan not exceed the percentage of issued and outstanding shares		10.00%
Weighted average
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of stock options exercised (in dollars per share)		$ 4.64	$ 10.13
Bluma | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Post acquisition compensation expense	$ 2,100